Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Apr. 25, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

The changes in the carrying amount of goodwill for fiscal years 2014 and 2013 are as follows:

(in millions)	Cardiac and Vascular Group	Restorative Therapies Group	Diabetes Group	Total
Balance as of April 27, 2012	$2,636	$5,954	$1,344	$9,934
Goodwill as a result of acquisitions	—	414	—	414
Other adjustments, net	—	3	—	3
Currency adjustment, net	(12)	(10)	—	(22)

Balance as of April 26, 2013	$2,624	$6,361	$1,344	$10,329
Goodwill as a result of acquisitions	279	—	—	279
Other adjustments, net	(8)	7	—	(1)
Currency adjustment, net	(14)	—	—	(14)

Balance as of April 25, 2014	$2,881	$6,368	$1,344	$10,593

Schedule of Finite-Lived Intangible Assets by Major Class

Balances of other intangible assets, net, for fiscal years 2014 and 2013 are as follows:

(in millions)	Purchased Technology and Patents	Trademarks and Tradenames	Acquired IPR&D	Other	Total
Other intangible assets as of April 25, 2014
Original cost	$3,857	$408	$119	$200	$4,584
Accumulated amortization	(1,878)	(332)	—	(88)	(2,298)

Carrying value	$1,979	$76	$119	$112	$2,286

Weighted average original life (in years)	12.7	11.8	N/A	8.7

Other intangible assets as of April 26, 2013
Original cost	$3,896	$408	$363	$104	$4,771
Accumulated amortization	(1,702)	(320)	—	(76)	(2,098)

Carrying value	$2,194	$88	$363	$28	$2,673

Weighted average original life (in years)	12.5	11.8	N/A	8.8

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

Estimated aggregate amortization expense based on the current carrying value of amortizable intangible assets, excluding any possible future amortization associated with acquired IPR&D, which has not met technological feasibility, is as follows:

(in millions) Fiscal Year	Amortization Expense
2015	$338
2016	326
2017	304
2018	289
2019	244
Thereafter	666

$2,167